Schedule of property and equipment (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	$ 10,966	$ 10,966
Property and equipment, Ending	10,659	10,966
Equipment not available for use [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning		2,805
Property and equipment, Ending	2,809
Equipments [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning		3,350
Property and equipment, Ending	3,192
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning		95
Property and equipment, Ending	86
Buildings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning		2,017
Property and equipment, Ending	1,931
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning		2,699
Property and equipment, Ending	2,641
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	20,099	21,449
Acquisition of Aeterna		235
Additions	2	2,581
Impairment		(1,061)
Disposals	(240)	(1,310)
Impact of foreign exchange rate changes	19	(1,795)
Property and equipment, Ending	19,880	20,099
Gross carrying amount [member] | Equipment not available for use [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	2,805	2,199
Acquisition of Aeterna
Additions	2	1,395
Impairment		(547)
Disposals
Impact of foreign exchange rate changes	2	(242)
Property and equipment, Ending	2,809	2,805
Gross carrying amount [member] | Equipments [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	7,722	9,059
Acquisition of Aeterna		124
Additions		224
Impairment
Disposals	(84)	(989)
Impact of foreign exchange rate changes	8	(696)
Property and equipment, Ending	7,646	7,722
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	376	717
Acquisition of Aeterna		23
Additions		12
Impairment
Disposals	(156)	(321)
Impact of foreign exchange rate changes	1	(55)
Property and equipment, Ending	221	376
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	3,552	2,794
Acquisition of Aeterna		88
Additions		939
Impairment
Disposals
Impact of foreign exchange rate changes	3	(269)
Property and equipment, Ending	3,555	3,552
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	5,644	6,680
Acquisition of Aeterna
Additions		11
Impairment		(514)
Disposals
Impact of foreign exchange rate changes	5	(533)
Property and equipment, Ending	5,649	5,644
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	9,133	9,804
Disposals	(240)	(1,310)
Impact of foreign exchange rate changes	3	(806)
Property and equipment, Ending	9,221	9,133
Amortization	325	1,445
Accumulated depreciation [member] | Equipment not available for use [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning
Disposals
Impact of foreign exchange rate changes
Property and equipment, Ending
Amortization
Accumulated depreciation [member] | Equipments [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	4,372	5,148
Disposals	(84)	(989)
Impact of foreign exchange rate changes		(399)
Property and equipment, Ending	4,454	4,372
Amortization	166	612
Accumulated depreciation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	281	613
Disposals	(156)	(321)
Impact of foreign exchange rate changes		(47)
Property and equipment, Ending	135	281
Amortization	10	36
Accumulated depreciation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	1,535	1,313
Disposals
Impact of foreign exchange rate changes	1	(121)
Property and equipment, Ending	1,624	1,535
Amortization	88	343
Accumulated depreciation [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	2,945	2,730
Disposals
Impact of foreign exchange rate changes	2	(239)
Property and equipment, Ending	3,008	2,945
Amortization	$ 61	$ 454